CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Comprehensive Income [Abstract]
Net income	$ 702	$ 2,819	$ 3,044
Foreign currency translation adjustments	661	1,200	(1,740)
Total comprehensive income	1,363	4,019	1,304
Net income (loss) attributable to:
Non-controlling interests	(23)	(26)
Redeemable non-controlling interests	365	552	95
Magal shareholders	360	2,293	2,949
Net income	702	2,819	3,044
Total comprehensive income (loss) attributable to:
Non-controlling interests	(23)	(26)
Redeemable non-controlling interests	619	717	(5)
Magal shareholders	767	3,328	1,309
Total comprehensive income	$ 1,363	$ 4,019	$ 1,304